INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Current provision (benefit) for income taxes:
U.S. Federal	$ 0	$ (1,434)	$ (884)
U.S. State	(11)	(44)	(164)
Non-U.S.	12,668	8,087	(1,988)
Total current provision (benefit) for income taxes	12,657	6,609	(3,036)
Deferred provision (benefit) for income taxes:
U.S. Federal	(1,143)	(910)	372
U.S. State	53	(200)	89
Non-U.S.	6,950	(1,085)	5,142
Total deferred provision (benefit) for income taxes	5,860	(2,195)	5,603
Total provision for income taxes	$ 18,517	$ 4,414	$ 2,567